UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-09237

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Advisors Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: December 31, 2012

DATE OF REPORTING PERIOD: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (UNAUDITED)

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (29.4%)
		Consumer Discretionary (2.7%)
67,000		Jarden Corp.* 1.875%, 09/15/18	$69,178
160,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)§ 3.250%, 03/15/31	151,400
201,000		Omnicom Group, Inc. 0.000%, 07/01/38	221,728
290,000		Priceline.com, Inc.* 1.000%, 03/15/18	312,837

			755,143

		Energy (2.3%)
130,000		Chesapeake Energy Corp. 2.500%, 05/15/37	117,406
150,000		Helix Energy Solutions Group, Inc. 3.250%, 03/15/32	167,344
150,000		Hornbeck Offshore Services, Inc.* 1.500%, 09/01/19	151,406
		Technip, SA
110,900	EUR	0.250%, 01/01/17	155,873
27,100	EUR	0.500%, 01/01/16	34,780

			626,809

		Financials (1.2%)
110,000		Leucadia National Corp. 3.750%, 04/15/14	125,056
250,000	SGD	Temasek Financial, Ltd. (Standard Chartered, PLC)§ 0.000%, 10/24/14	206,364

			331,420

		Health Care (6.1%)
342,000		Amgen, Inc. 0.375%, 02/01/13	382,185
155,000		Gilead Sciences, Inc. 1.625%, 05/01/16	243,253
125,000		Hologic, Inc.‡ 2.000%, 12/15/37	140,781
150,000		Medicines Company* 1.375%, 06/01/17	169,313
138,000		Medicis Pharmaceutical 1.375%, 06/01/17	149,126
140,000		Salix Pharmaceuticals, Ltd.* 1.500%, 03/15/19	136,325
240,000		Shire, PLC 2.750%, 05/09/14	267,361
200,000		Teva Pharmaceutical Industries, Ltd. 0.250%, 02/01/26	212,500

			1,700,844

		Industrials (1.8%)
190,000		AGCO Corp. 1.250%, 12/15/36	239,875

PRINCIPAL AMOUNT		VALUE

250,000	Siemens AG 1.050%, 08/16/17	$251,563

		491,438

	Information Technology (11.2%)
183,000	Electronic Arts, Inc. 0.750%, 07/15/16	167,903
325,000	EMC Corp. 1.750%, 12/01/13	559,609
480,000	Intel Corp. 2.950%, 12/15/35	524,400
	Lam Research Corp.
190,000	0.500%, 05/15/16	180,500
169,000	1.250%, 05/15/18	164,141
130,000	Linear Technology Corp. 3.000%, 05/01/27	135,281
275,000	Microsoft Corp.* 0.000%, 06/15/13	287,719
360,000	Nuance Communications, Inc.* 2.750%, 11/01/31	417,825
190,000	SanDisk Corp. 1.500%, 08/15/17	216,006
150,000	Symantec Corp. 1.000%, 06/15/13	163,219
275,000	TIBCO Software, Inc.* 2.250%, 05/01/32	283,250

		3,099,853

	Materials (4.1%)
330,000	Goldcorp, Inc. 2.000%, 08/01/14	399,506
	Newmont Mining Corp.
210,000	1.250%, 07/15/14	283,894
200,000	1.625%, 07/15/17	290,875
135,000	Royal Gold, Inc. 2.875%, 06/15/19	163,941

		1,138,216

	TOTAL CONVERTIBLE BONDS (Cost $7,693,804)	8,143,723

SYNTHETIC CONVERTIBLE SECURITIES (15.1%)
Corporate Bonds (5.3%)
	Consumer Discretionary (2.8%)
140,000	DISH Network Corp.* 5.875%, 07/15/22	144,200
140,000	Expedia, Inc. 5.950%, 08/15/20	154,691
140,000	Gap, Inc. 5.950%, 04/12/21	156,245
67,000	Hanesbrands, Inc. 6.375%, 12/15/20	73,030
100,000	J.C. Penney Company, Inc. 7.650%, 08/15/16	104,250

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

140,000		Limited Brands, Inc. 5.625%, 02/15/22	$151,550

			783,966

		Energy (1.1%)
150,000		Continental Resources Inc. 5.000%, 09/15/22	157,125
125,000		Oil States International, Inc. 6.500%, 06/01/19	133,437

			290,562

		Financials (0.4%)
35,000		Legg Mason, Inc.* 5.500%, 05/21/19	37,602
70,000		Neuberger Berman Group LLC* 5.875%, 03/15/22	75,250

			112,852

		Health Care (0.3%)
65,000		Endo Pharmaceuticals Holdings, Inc. 7.000%, 07/15/19	70,363

		Industrials (0.2%)
59,000		Actuant Corp. 5.625%, 06/15/22	61,508

		Information Technology (0.5%)
75,000		Anixter, Inc. 5.625%, 05/01/19	78,750
65,000		Seagate Technology 6.875%, 05/01/20	69,631

			148,381

		TOTAL CORPORATE BONDS	1,467,632

Sovereign Bonds (9.6%)
57,000	BRL	Federative Republic of Brazil 10.000%, 01/01/14	295,308
		Government of Canada
425,000	CAD	2.000%, 12/01/14	440,714
110,000	CAD	2.000%, 06/01/16	115,068
		Government of New Zealand
170,000	NZD	6.000%, 04/15/15	153,017
160,000	NZD	6.500%, 04/15/13	135,428
		Government of Singapore
210,000	SGD	1.125%, 04/01/16	176,049
165,000	SGD	1.375%, 10/01/14	137,437
128,000	SGD	2.375%, 04/01/17	113,291
		Kingdom of Norway
1,400,000	NOK	4.250%, 05/19/17	275,181
650,000	NOK	5.000%, 05/15/15	124,125
635,000	NOK	6.500%, 05/15/13	114,169
3,425,000	SEK	Kingdom of Sweden 3.000%, 07/12/16	562,380

		TOTAL SOVEREIGN BONDS	2,642,167

NUMBER OF CONTRACTS		VALUE

Purchased Options (0.2%) #
	Energy (0.0%)
42	Chesapeake Energy Corp. Call, 01/19/13, Strike $30.00	$231

	Information Technology (0.2%)
4	Apple, Inc. Call, 01/18/14, Strike $600.00	54,520

	TOTAL PURCHASED OPTIONS	54,751

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $3,933,251)	4,164,550

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (7.2%)
	Energy (3.2%)
9,500	Apache Corp. 6.000%	462,175
450	Chesapeake Energy Corp.* 5.750%	418,537

		880,712

	Financials (2.0%)
4,900	Affiliated Managers Group, Inc. 5.150%	228,769
270	Wells Fargo & Company 7.500%	334,260

		563,029

	Industrials (2.0%)
10,000	United Technologies Corp. 7.500%	561,000

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,957,344)	2,004,741

COMMON STOCKS (44.8%)
	Consumer Discretionary (1.9%)
2,100	Amazon.com, Inc.#~	534,072

	Consumer Staples (3.5%)
17,700	Coca-Cola Company~	671,361
4,125	Mead Johnson Nutrition Company	302,280

		973,641

	Energy (4.4%)
6,500	Helmerich & Payne, Inc.	309,465
2,600	National Oilwell Varco, Inc.	208,286
3,100	Occidental Petroleum Corp.	266,786
5,900	Schlumberger, Ltd.	426,747

		1,211,284

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Financials (2.8%)
2,500		Franklin Resources, Inc.	$312,675
7,500		T. Rowe Price Group, Inc.	474,750

			787,425

		Health Care (4.8%)
6,900		Johnson & Johnson~	475,479
11,250		Merck & Company, Inc.	507,375
2,200	DKK	Novo Nordisk, A/S - Class B	346,223

			1,329,077

		Industrials (2.9%)
2,500		Caterpillar, Inc.	215,100
5,000		Dover Corp.	297,450
6,150		Eaton Corp.	290,649

			803,199

		Information Technology (20.1%)
7,250		Accenture, PLC - Class A	507,717
17,000		Cisco Systems, Inc.	324,530
16,500		Dell, Inc.	162,690
12,000		eBay, Inc.#~	580,920
5,500		Intel Corp.	124,740
725		MasterCard, Inc. - Class A	327,323
19,405		Microsoft Corp.	577,881
27,400		Oracle Corp.	862,826
12,500		QUALCOMM, Inc.	781,125
4,900		SAP, AG	349,517
8,000		Symantec Corp.#	144,000
6,700		Teradata Corp.#	505,247
19,200		Yahoo!, Inc.#	306,720

			5,555,236

		Materials (4.4%)
10,500		Barrick Gold Corp.	438,480
5,000		Mosaic Company	288,050
25,750		Yamana Gold, Inc.	492,083

			1,218,613

		TOTAL COMMON STOCKS (Cost $9,887,563)	12,412,547

SHORT TERM INVESTMENT (3.6%)
993,899		Fidelity Prime Money Market Fund - Institutional Class (Cost $993,899)	993,899

TOTAL INVESTMENTS (100.1%) (Cost $24,465,861)			27,719,460

LIABILITIES, LESS OTHER ASSETS (-0.1%)			(18,656)

NET ASSETS (100.0%)			$27,700,804

FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Short Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
UBS AG	British Pound Sterling	10/18/12	217,000	$350,395	$(11,387)
Goldman Sachs Capital Markets LP	Danish Krone	10/18/12	201,000	34,657	(1,464)
Northern Trust Company	Danish Krone	10/18/12	1,664,000	286,910	(11,869)
Goldman Sachs Capital Markets LP	European Monetary Unit	10/18/12	70,000	89,968	615
Northern Trust Company	European Monetary Unit	10/18/12	463,000	595,071	(26,906)

					$(51,011)

Counterparty	Long Contracts	Settlement Date	Local Currency	Current Value	Unrealized Gain/Loss
Citibank N.A.	British Pound Sterling	10/18/12	23,000	$37,139	$8

					$8

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At September 30, 2012, the value of 144A securities that could not be exchanged to the registered form is $2,321,640 or 8.4% of net assets.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
‡	Variable rate or step bond security. The rate shown is the rate in effect at September 30, 2012.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $576,854.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	European Monetary Unit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. CALAMOS ADVISORS TRUST (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), and commenced operations on May 19, 1999. The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

Portfolio Valuation. The valuation of the Portfolio’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time the Portfolio determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Portfolio determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of September 30, 2012.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

NOTE 2 — INVESTMENTS

The following information is presented on a federal income tax basis as of September 30, 2012. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows:

Cost basis of investments	$24,451,354

Gross unrealized appreciation	3,997,836
Gross unrealized depreciation	(729,730)

Net unrealized appreciation (depreciation)	$3,268,106

NOTE 3 — SYNTHETIC CONVERTIBLE SECURITIES

The Portfolio may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Portfolio may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Portfolio may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 4 – VALUATIONS

Various inputs are used to determine the value of the Portfolio’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Portfolio’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Portfolio’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Portfolio’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$8,143,723	$—	$8,143,723
Synthetic Convertible Securities (Corporate Bonds)		1,467,632		1,467,632
Synthetic Convertible Securities (Sovereign Bonds)		2,642,167		2,642,167
Synthetic Convertible Securities (Purchased Options)	54,751			54,751
Convertible Preferred Stocks	1,357,435	647,306		2,004,741
Common Stocks	12,066,324	346,223		12,412,547
Short Term Investment	993,899			993,899
Forward Foreign Currency Contracts		623		623

Total	$14,472,409	$13,247,674	$—	$27,720,083

Liabilities:
Forward Foreign Currency Contracts	$—	$51,626	$—	$51,626

Total	$—	$51,626	$—	$51,626

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Advisors Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	November 15, 2012

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	November 15, 2012